OMB APPROVAL
OMB Number: 3235- 0578 Expires: May 31, 2007 Estimated average burden hours per response: 21.09

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-Q QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 08365

Evergreen Select Fixed Income Trust

(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116

(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.
200 Berkeley Street
Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 210-3200

Date of fiscal year end:	Registrant is making a quarterly filing for three of its series, Evergreen Core Bond Fund, Evergreen Select High Yield Bond Fund and Evergreen International Bond Fund, for the quarter ended January 31, 2007 . Evergreen Core Bond Fund and Evergreen Select High Yield Bond Fund have an April 30 fiscal year end . Evergreen International Bond Fund has an October 31 fiscal year end.

Date of reporting period: January 31, 2007

Item 1 – Schedule of Investments
EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 8.5%
FIXED-RATE 7.3%
FHLMC:
5.00%, 12/01/2034	$133,527	$128,538
6.90%, 12/01/2010	39,185,000	41,215,175
7.21%, 06/15/2017	10,075,394	10,439,519
FNMA:
4.12%, 06/01/2013	8,993,737	8,487,460
4.32%, 12/01/2009	4,770,000	4,673,210
4.79%, 11/01/2012	17,529,811	17,135,365
5.39%, 09/01/2014	6,107,771	6,143,116
5.52%, 04/01/2016	10,000,000	10,010,900
5.625%, 12/01/2011	11,798,179	11,968,216
5.79%, 11/01/2011	23,749,911	24,319,237
5.81%, 01/01/2009	9,381,220	9,394,007
5.86%, 04/01/2009	104,419	104,859
5.89%, 03/01/2012	3,230,457	3,324,847
5.96%, 12/01/2008	3,447,509	3,461,075
6.08%, 12/01/2011	24,283,871	24,983,333
6.10%, 08/01/2008	3,162,915	3,171,627
6.12%, 04/01/2009	7,104,933	7,167,389
6.125%, 05/01/2009	4,050,790	4,085,040
6.13%, 04/01/2009	34,136	34,399
6.14%, 04/01/2009	3,268,815	3,294,705
6.15%, 08/01/2008	7,582,094	7,604,454
6.20%, 09/01/2008	886,064	889,702
6.23%, 04/01/2011	1,955,496	2,002,639
6.25%, 02/01/2011	24,135,000	24,837,117
6.26%, 06/01/2009	5,278,161	5,353,934
6.31%, 03/01/2008	1,846,930	1,849,147
6.32%, 08/01/2012	5,636,112	5,855,075
6.37%, 08/01/2011	4,126,386	4,268,814
6.40%, 06/01/2009	7,788,954	7,902,809
6.42%, 11/01/2008 – 08/01/2013	7,142,054	7,219,764
6.53%, 02/01/2016	5,586,552	5,801,615
6.54%, 12/01/2007	57,023	57,026
6.65%, 12/01/2007	9,089,960	9,094,620
6.73%, 08/01/2009	82,544	84,244
6.79%, 07/01/2009	54,627	55,818
6.96%, 10/01/2010	11,798,873	12,301,632
7.01%, 12/01/2010	15,008,774	15,705,993

		304,426,420

FLOATING-RATE 1.2%
FNMA:
6.06%, 07/01/2012	23,861,187	24,682,746
7.03%, 12/01/2010	26,335,564	27,827,675

		52,510,421

Total Agency Commercial Mortgage-Backed Securities (cost $372,923,648)		356,936,841

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 14.1%
FIXED-RATE 14.1%
FHLMC:
Ser. 2006-65, Class HD, 5.50%, 09/25/2032	36,801,000	36,482,587
Ser. 2006-65, Class TD, 5.50%, 10/25/2032	20,349,748	20,265,929
Ser. 2656, Class BG, 5.00%, 10/15/2032	26,105,000	25,346,271
Ser. 2715, Class ND, 4.50%, 03/15/2016	13,330,000	13,026,869
Ser. 2762, Class LE, 5.00%, 11/15/2029	18,366,874	18,035,458
Ser. 2772, Class GE, 5.00%, 08/15/2029	11,036,000	10,834,463

1

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FIXED-RATE continued
FHLMC:
Ser. 2783, Class PC, 5.00%, 12/15/2028	$16,598,126	$16,265,334
Ser. 2808, Class PE, 5.50%, 01/15/2029	10,000,000	9,984,488
Ser. 2840, Class OD, 5.00%, 07/15/2029	325,000	317,994
Ser. 2923, Class QD, 5.50%, 08/15/2030	10,000,000	9,944,469
Ser. 2929, Class PD, 5.00%, 09/15/2030	41,295,000	40,343,225
Ser. 2941, Class XC, 5.00%, 12/15/2030	27,080,000	26,462,963
Ser. 3056, Class HC, 5.00%, 02/15/2031	22,585,794	22,007,869
Ser. 3072, Class NK, 5.00%, 05/15/2031	18,629,320	18,364,385
Ser. 3079, Class MD, 5.00%, 03/15/2034	31,819,250	30,388,558
Ser. 3082, Class PJ, 5.00%, 09/15/2034	48,318,000	46,065,613
Ser. 3104, Class QD, 5.00%, 05/15/2034	22,179,817	21,119,349
Ser. 3115, Class LA, 5.00%, 06/15/2031	27,364,319	26,978,512
Ser. 3116, Class PD, 5.00%, 10/15/2034	17,727,000	16,939,696
Ser. 3138, Class PC, 5.50%, 06/15/2032	51,472,000	50,999,816
Ser. 3187, Class A, 5.00%, 02/15/2032	40,883,762	40,102,580
Ser. 3187, Class JA, 5.00%, 02/15/2032	11,707,369	11,472,428
FNMA:
Ser. 2002-12, Class PG, 6.00%, 03/25/2017	24,417,891	24,696,780
Ser. 2004-33, Class MW, 4.50%, 01/25/2030	225,000	214,134
Ser. 2004-45, Class VB, 4.50%, 10/25/2028	100,000	90,922
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	30,280,000	29,524,608
Ser. 2006-67, Class PC, 5.50%, 03/25/2033	14,078,000	13,985,463
Ser. 2006-M2, Class 1F, 4.85%, 07/25/2012	11,749,291	11,533,339

Total Agency Mortgage-Backed Collateralized Mortgage Obligations (cost $587,713,036)		591,794,102

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 20.1%
FIXED-RATE 10.3%
FHLMC:
4.50%, 05/01/2034 – 04/01/2035	28,344,944	26,410,658
5.00%, 12/01/2020 – 08/01/2036	45,633,033	44,636,098
5.50%, 10/01/2034 – 12/01/2036	1,067,139	1,051,599
6.00%, 04/01/2014 – 07/01/2036	953,914	959,509
6.50%, 09/01/2019 – 10/01/2032	12,053,742	12,324,547
7.00%, 02/01/2015	127,231	130,805
FNMA:
5.00%, 12/01/2017 – 03/01/2036	62,086,876	60,657,548
5.50%, 09/01/2035 – 02/01/2036	21,491,461	21,157,401
5.85%, 02/01/2009	3,748,409	3,761,338
6.00%, 12/01/2008 – 07/01/2036	466,360	469,488
6.50%, 04/01/2017 – 08/01/2032	379,531	388,338
6.82%, 10/01/2007	12,075,601	12,047,206
7.00%, 08/01/2028 – 06/01/2032	199,472	205,411
7.50%, 02/01/2012 – 12/01/2030	4,056,193	4,211,629
FNMA 15 year:
5.00%, TBA #	91,850,000	89,869,530
5.50%, TBA #	92,065,000	91,691,032
FNMA 30 year:
5.50%, TBA #	10,305,000	10,137,544
6.00%, TBA #	50,585,000	50,774,694
GNMA:
7.00%, 11/15/2029	248,351	257,151
7.75%, 07/15/2020 – 08/15/2021	833,449	874,490
8.25%, 07/15/2008	1,749	1,784
11.50%, 05/15/2013 – 06/15/2013	11,431	12,638

		432,030,438

2

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FLOATING-RATE 9.8%
FHLMC:
5.04%, 09/01/2035 ##	$50,183,384	$48,507,760
5.34%, 12/01/2035	22,438,624	22,208,404
5.82%, 10/01/2036	9,988,724	10,085,035
5.85%, 10/01/2036 ##	49,154,165	49,337,778
FNMA:
4.88%, 01/01/2013	5,069,719	4,984,611
5.00%, 08/01/2020 – 09/01/2020	20,283,559	19,855,367
5.10%, 12/01/2011	14,106,452	14,074,246
5.14%, 11/01/2035	15,706,801	15,636,480
5.31%, 10/01/2035	33,085,625	32,633,080
5.38%, 09/01/2012	14,236,614	14,203,968
5.48%, 01/01/2036	26,923,178	26,889,801
5.50%, 03/01/2036	30,353,072	30,320,389
5.56%, 06/01/2036	23,010,690	23,169,157
5.87%, 07/01/2036	40,279,615	40,619,527
5.94%, 11/01/2036	31,338,200	31,639,651
6.28%, 08/01/2011	17,180,000	17,783,809
6.78%, 10/01/2007	572,224	571,833
GNMA, 5.75%, 07/20/2024	4,800,695	4,843,231

		407,364,127

Total Agency Mortgage-Backed Pass Through Securities (cost $841,585,996)		839,394,565

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 1.8%
FNMA:
Ser. 2003-W2, Class 2A9, 5.90%, 07/25/2042	47,171,986	47,219,314
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	28,705,000	27,410,132

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage Obligations (cost $75,236,837)		74,629,446

ASSET-BACKED SECURITIES 4.0%
CSAB Mtge. Backed Trust, Ser. 2006-2, Class A3A, 5.80%, 09/25/2036	21,140,000	20,876,807
Deutsche Securities, Inc.:
Ser. 2005-3, Class 4A5, 5.25%, 06/25/2035	19,424,000	19,208,555
Ser. 2005-4, Class A3, 5.25%, 09/25/2035	18,175,000	17,951,595
Ser. 2006-AB4, Class A3A1, 5.90%, 10/25/2036	7,800,000	7,732,218
First Franklin Mtge. Loan Trust, Ser. 2004-FF10, Class A2, FRN, 5.72%, 12/25/2032	4,041	4,049
GS Mtge. Securities Corp., Ser. 2007-NIM1, Class N1, 6.25%, 08/25/2046 144A	6,558,344	6,553,097
JPMorgan Alternative Loan Trust:
Ser. 2006-S2, Class A2, 5.81%, 05/25/2036	28,790,000	28,567,165
Ser. 2006-S2, Class A6, 6.05%, 05/25/2036	10,563,000	10,594,266
Lehman XS Trust, Ser. 2005-6, Class 3A3A, 5.76%, 11/25/2035	15,336,000	14,853,137
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%, 10/25/2032	14,677,000	14,560,079
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	14,060,000	13,633,091
Salomon Brothers Mtge. Securities V, Ser. 1985-1, Class Z, 10.25%, 04/01/2016 ☐ +	1,644	1,644
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	13,681,163	13,597,310

Total Asset-Backed Securities (cost $169,356,446)		168,133,013

COMMERCIAL MORTGAGE-BACKED SECURITIES 12.2%
FIXED-RATE 9.9%
Banc of America Comml. Mtge., Inc.:
Ser. 2004-1, Class A4, 4.76%, 11/10/2039	1,855,000	1,779,147
Ser. 2004-4, Class A6, 4.88%, 07/10/2042	12,635,000	12,158,465
Bear Stearns Comml. Mtge. Securities, Inc., Ser. 2004-PWR4, Class A3, 5.47%, 06/11/2041	38,870,000	38,735,385
Commercial Mtge. Pass-Through Cert., Ser. 2004-LB2A, Class A4, 4.72%, 03/10/2039	12,000,000	11,458,176

3

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES continued
FIXED-RATE continued
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C5, Class A4, 4.90%, 12/15/2036	$10,250,000	$9,928,620
Ser. 2003-CK2, Class A4, 4.80%, 03/15/2036	30,093,000	29,141,393
Ser. 2004-C1, Class A4, 4.75%, 01/15/2037	21,060,000	20,156,947
Ser. 2005-C1, Class A4, 5.01%, 02/15/2038	33,040,000	32,009,297
GE Capital Comml. Mtge. Corp., Ser. 2004-C1, Class A3, 4.60%, 11/10/2038	28,580,000	27,199,232
Greenwich Capital Comml. Funding Corp., Ser. 2003-C1, Class A1, 2.31%, 07/05/2035	12,070,730	11,785,455
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2003-CB7, Class A4, 4.88%, 01/12/2038	37,500,000	36,305,824
LB-UBS Comml. Mtge. Trust:
Ser. 2000-C4, Class A1, 7.18%, 09/15/2019	36,873	36,881
Ser. 2003-C1, Class A4, 4.39%, 03/17/2032	21,455,000	20,347,834
Ser. 2003-C7, Class A1, 3.33%, 09/15/2027	22,101,299	21,582,674
Ser. 2003-C8, Class A4, 5.12%, 11/15/2032 ρ	5,055,000	4,970,081
Morgan Stanley Capital I, Inc.:
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	29,717,789	29,960,813
Ser. 2003-T11, Class A1, 3.26%, 06/13/2041	11,781,710	11,516,976
Ser. 2003-T11, Class A4, 5.15%, 06/13/2041	31,399,000	30,917,930
Ser. 2004-HQ4, Class A7, 4.97%, 04/14/2040	12,702,000	12,282,016
Ser. 2004-IQ7, Class A4, 5.43%, 06/15/2038	33,730,000	33,648,225
Ser. 2004-IQ8, Class A5, 5.11%, 06/15/2040	4,780,000	4,659,182
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	13,405,153	13,035,959

		413,616,512

FLOATING-RATE 2.3%
Banc of America Comml. Mtge., Inc., Ser. 2004-3, Class A5, 5.30%, 06/10/2039	32,950,000	32,872,594
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A4, 5.38%, 06/12/2041	13,395,000	13,423,705
Ser. 2004-PNC1, Class A4, 5.37%, 06/12/2041	6,049,000	6,037,979
Morgan Stanley Capital I, Inc., Ser. 2006-HQ8, Class A4, 5.39%, 03/12/2044	22,750,000	22,725,002
Wachovia Bank Comml. Mtge. Trust, Ser. 2004-C12, Class A4, 5.23%, 07/15/2041	20,552,000	20,382,855

		95,442,135

Total Commercial Mortgage-Backed Securities (cost $515,204,787)		509,058,647

CORPORATE BONDS 16.3%
CONSUMER DISCRETIONARY 2.1%
Media 0.9%
Comcast Corp., 6.20%, 11/15/2008	9,875,000	10,023,085
Time Warner, Inc., 7.625%, 04/15/2031	26,000,000	29,228,992

		39,252,077

Multi-line Retail 0.5%
May Department Stores Co.:
6.70%, 09/15/2028	9,640,000	9,418,849
6.90%, 01/15/2032	10,000,000	10,029,050

		19,447,899

Specialty Retail 0.7%
Home Depot, Inc.:
5.40%, 03/01/2016	20,000,000	19,351,900
5.875%, 12/16/2036	10,000,000	9,779,030

		29,130,930

CONSUMER STAPLES 0.3%
Beverages 0.1%
Coca-Cola Enterprises, Inc., 6.95%, 11/15/2026	1,785,000	1,982,928

Food & Staples Retailing 0.2%
Safeway, Inc., 6.50%, 11/15/2008	10,000,000	10,162,960

4

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Kinder Morgan Energy Partners, LP:
5.80%, 03/15/2035	$10,000,000	$9,251,790
7.40%, 03/15/2031	4,585,000	5,021,208

		14,272,998

FINANCIALS 9.2%
Capital Markets 1.4%
Franklin Resources, Inc., 3.70%, 04/15/2008	350,000	342,414
Goldman Sachs Group, Inc.:
3.875%, 01/15/2009	10,000,000	9,734,480
7.35%, 10/01/2009	3,115,000	3,273,435
Legg Mason, Inc., 6.75%, 07/02/2008	1,070,000	1,087,482
Mellon Capital II, Ser. B, 8.00%, 01/15/2027	6,265,000	6,521,326
Merrill Lynch & Co., Inc., 4.125%, 09/10/2009 ρ	12,600,000	12,264,575
Morgan Stanley, 3.875%, 01/15/2009 ρ	23,850,000	23,250,626

		56,474,338

Commercial Banks 1.5%
National City Corp., 4.50%, 03/15/2010 ρ	20,000,000	19,416,760
PNC Financial Services Group, Inc.:
6.125%, 02/15/2009	10,440,000	10,590,493
7.50%, 11/01/2009	11,390,000	11,989,911
SunTrust Banks, Inc., 4.25%, 10/15/2009	20,650,000	20,087,886

		62,085,050

Consumer Finance 2.7%
Caterpillar Financial Services Corp., 3.70%, 08/15/2008	25,000,000	24,388,325
HSBC Finance Corp.:
4.125%, 11/16/2009	15,000,000	14,577,570
4.625%, 09/15/2010	12,000,000	11,744,904
4.75%, 05/15/2009	12,600,000	12,440,245
6.75%, 05/15/2011	8,550,000	9,014,077
Sprint Capital Corp., 6.875%, 11/15/2028	40,500,000	40,426,168

		112,591,289

Insurance 1.2%
American International Group, Inc., 4.70%, 10/01/2010	30,000,000	29,418,360
MetLife, Inc., 5.00%, 06/15/2015	23,000,000	22,187,525

		51,605,885

Real Estate Investment Trusts 1.6%
BRE Properties, Inc., 4.875%, 05/15/2010	17,000,000	16,720,622
Duke Realty Corp.:
3.35%, 01/15/2008	12,000,000	11,731,800
3.50%, 11/01/2007	19,800,000	19,501,178
7.75%, 11/15/2009	7,510,000	7,932,648
ProLogis, 5.625%, 11/15/2016	11,750,000	11,662,181

		67,548,429

Real Estate Management & Development 0.5%
EOP Operating, LP:
6.75%, 02/15/2008	9,000,000	9,138,411
6.80%, 01/15/2009	9,075,000	9,353,530
7.00%, 07/15/2011	1,000,000	1,068,864

		19,560,805

5

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.3%
Washington Mutual, Inc., 5.00%, 03/22/2012	$14,000,000	$13,591,214

HEALTH CARE 1.6%
Health Care Providers & Services 0.6%
UnitedHealth Group, Inc., 5.375%, 03/15/2016	24,500,000	24,152,075

Pharmaceuticals 1.0%
Abbott Laboratories, 5.875%, 05/15/2016	23,400,000	24,071,557
Merck & Co., Inc., 4.75%, 03/01/2015	20,000,000	19,083,400

		43,154,957

INDUSTRIALS 0.6%
Air Freight & Logistics 0.2%
FedEx Corp., 6.72%, 01/15/2022	7,353,511	7,820,716

Road & Rail 0.4%
Burlington Northern Santa Fe Corp.:
5.90%, 07/01/2012	10,000,000	10,176,460
7.125%, 12/15/2010	6,870,000	7,273,757

		17,450,217

MATERIALS 0.0%
Paper & Forest Products 0.0%
International Paper Co., 6.50%, 11/15/2007	25,000	25,100

TELECOMMUNICATION SERVICES 1.4%
Diversified Telecommunication Services 0.9%
BellSouth Corp., 6.375%, 06/01/2028	3,780,000	3,751,287
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	17,180,000	19,468,823
SBC Communications, Inc., 6.25%, 03/15/2011	14,625,000	15,080,612

		38,300,722

Wireless Telecommunication Services 0.5%
AT&T Wireless, 8.125%, 05/01/2012	17,500,000	19,612,233

UTILITIES 0.8%
Electric Utilities 0.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	15,800,000	16,524,256

Gas Utilities 0.4%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	16,795,000	17,617,502

Total Corporate Bonds (cost $676,690,380)		682,364,580

U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.0%
FHLMC, 6.25%, 03/05/2012 (cost $1,433,980)	1,400,000	1,401,035

U.S. TREASURY OBLIGATIONS 14.3%
U.S. Treasury Bonds:
6.00%, 02/15/2026 ρ	47,730,000	53,409,154
7.25%, 08/15/2022 ρ	247,785,000	306,982,571
U.S. Treasury Notes:
3.375%, 11/15/2008 ρ	124,895,000	121,616,631
4.25%, 08/15/2015 ρ	122,155,000	117,311,799

Total U.S. Treasury Obligations (cost $602,483,680)		599,320,155

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 6.9%
FIXED-RATE 1.9%
Citigroup/Deutsche Bank Comml. Mtge. Trust, Ser. 2006-CD3, Class A5, 5.62%, 10/15/2048	18,075,000	18,182,823
Countrywide Alternative Loan Trust, Inc., Ser. 2003-20CB, Class 1A2, 5.50%, 10/25/2033	484,089	479,010
Countrywide Home Loans, Inc., Ser. 2004-J8, Class 1A3, 4.75%, 11/25/2019	615,376	598,922
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003-C3, Class A2, 2.84%, 05/15/2038	35,640,000	34,554,854
Washington Mutual, Inc., Ser. 2003-AR11, Class A6, 3.99%, 10/25/2033	26,132,000	25,504,168
Wells Fargo Mtge. Backed Securities Trust, Ser. 2004-S, Class A7, 3.54%, 09/25/2034	195,000	190,294

		79,510,071

6

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS continued
FLOATING-RATE 5.0%
Banc of America Mtge. Securities, Inc.:
Ser. 2005-D, Class 2A6, 4.78%, 05/25/2035	$22,000,000	$21,565,419
Ser. 2005-E, Class 2A6, 4.71%, 02/25/2035	19,611,000	19,075,184
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.86%, 06/25/2036	40,488,368	40,534,031
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	39,610,000	38,671,758
Ser. 2005-AR12, Class 1A4, 4.84%, 10/25/2035	48,007,000	46,742,976
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.61%, 07/25/2036	43,174,651	43,110,230

		209,699,598

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations (cost $290,728,220)		289,209,669

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 0.2%
FIXED-RATE 0.2%
First Horizon Mtge. Pass Through Trust, Ser. 2004-5, Class 2A1, 6.25%, 08/25/2017	73,778	73,659
Nomura Asset Acceptance Corp., Ser. 2006-AF2, Class 1A4, 6.43%, 07/25/2036	7,560,000	7,635,415

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $7,718,880)		7,709,074

YANKEE OBLIGATIONS – CORPORATE 0.8%
MATERIALS 0.6%
Metals & Mining 0.6%
Alcan, Inc., 6.125%, 12/15/2033	23,775,000	23,252,164

TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunication Services 0.2%
Vodafone Group plc, 7.75%, 02/15/2010	7,380,000	7,843,715

Total Yankee Obligations-Corporate (cost $30,701,015)		31,095,879

	Shares	Value

MUTUAL FUND SHARES 1.2%
MFS Government Markets Income Trust	1,182,349	7,697,092
MFS Intermediate Income Trust	2,140,450	13,270,790
Putnam Master Intermediate Income Trust	1,490,586	9,629,185
Putnam Premier Income Trust	1,430,357	9,240,106
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund	198,108	2,268,337
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	772,925	9,020,035

Total Mutual Fund Shares (cost $49,297,317)		51,125,545

	Principal
	Amount	Value

SHORT-TERM INVESTMENTS 9.9%
COMMERCIAL PAPER 0.9%
Aegis Finance, LLC, 5.32%, 02/09/2007 ρρ	$3,978,840	3,978,840
Cancara Asset Securitisation, LLC, 5.29%, 02/13/2007 ρρ	5,274,421	5,274,421
Gemini Securitization Corp., 5.31%, 02/08/2007 ρρ	3,979,467	3,979,467
Gotham Funding Corp., 5.30%, 02/05/2007 ρρ	4,478,241	4,478,241
Lafayette Asset Structured Credit Trust, 5.30%, 02/20/2007 ρρ	5,268,965	5,268,965
Legacy Capital Co., LLC, 5.29%, 02/02/2007 ρρ	3,983,019	3,983,019
Liberty Street Funding Co., 5.29%, 02/16/2007 ρρ	5,272,122	5,272,122
Sheffield Receivables Corp., 5.29%, 02/15/2007 ρρ	5,272,896	5,272,896

		37,507,971

7

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

SHORT-TERM INVESTMENTS continued
CORPORATE BONDS 0.2%
Commercial Banks 0.1%
First Tennessee Bank, FRN, 5.33%, 02/29/2008 ρρ	$3,000,003	$3,000,003

Insurance 0.1%
Metropolitan Life Global Funding, FRN, 5.31%, 02/29/2008 ρρ	7,500,000	7,500,000

		10,500,003

	Shares	Value

MUTUAL FUND SHARES 3.8%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø ##	160,863,114	160,863,114

	Principal Amount	Value

REPURCHASE AGREEMENTS ^ 3.9%
Bank of America Corp.:
5.32%, dated 1/31/2007, maturing 2/1/2007; maturity value is $25,003,694 ρρ	$25,000,000	25,000,000
5.33%, dated 1/31/2007, maturing 2/1/2007; maturity value is $12,563,730 ρρ	12,561,869	12,561,869
Cantor Fitzgerald & Co., 5.31%, dated 1/31/2007, maturing 2/1/2007; maturity value is $25,003,689 ρρ	25,000,000	25,000,000
Fimat USA, Inc., 5.26%, dated 1/31/2007, maturing 2/1/2007; maturity value is $25,003,653 ρρ	25,000,000	25,000,000
Lehman Brothers, Inc., 5.32%, dated 1/31/2007, maturing 2/1/2007; maturity value is $25,003,694 ρρ	25,000,000	25,000,000
Nomura Holdings, Inc., 5.29%, dated 1/31/2007, maturing 2/1/2007; maturity value is $25,003,674 ρρ	25,000,000	25,000,000
UBS Securities, LLC, 5.32%, dated 1/31/2007, maturing 2/1/2007; maturity value is $25,003,694 ρρ	25,000,000	25,000,000

		162,561,869

TIME DEPOSITS 0.9%
Dexia SA, 5.34%, 02/01/2007 ρρ	2,500,000	2,500,000
Fortis Bank, 5.30%, 02/01/2007 ρρ	10,000,000	10,000,000
Skandinaviska Enskilda Banken AB, 5.29%, 02/01/2007 ρρ	10,000,000	10,000,000
SunTrust Banks, Inc., 5.33%, 02/01/2007 ρρ	4,000,000	4,000,000
Ulster Bank, Ltd., 5.34%, 02/01/2007 ρρ	10,000,000	10,000,000

		36,500,000

YANKEE OBLIGATIONS – CORPORATE 0.2%
Commercial Banks 0.2%
Natexis SA, FRN, 5.34%, 07/09/2007 ρρ	3,000,000	3,000,000
Societe Generale, FRN, 5.33%, 06/19/2007 ρρ	4,000,000	4,000,000

		7,000,000

Total Short-Term Investments (cost $414,932,957)		414,932,957

Total Investments (cost $4,636,007,179) 110.3%		4,617,105,508
Other Assets and Liabilities (10.3%)		(430,056,223)

Net Assets 100.0%		$4,187,049,285

#	When-issued or delayed delivery security
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

☐	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid and is valued using market quotations when readily available.
ρ	All or a portion of this security is on loan.
ρρ	Represents investment of cash collateral received from securities on loan.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
^	Collateralized by U.S. Government Agency Obligations at period end.

8

EVERGREEN CORE BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

Summary of Abbreviations

FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

At January 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Received by the Fund	Frequency of Payments Received	Unrealized Gain

03/20/2012	Morgan Stanley	Home Depot, Inc., 3.75%, 9/15/2009	$10,000,000	0.35%	Quarterly	$54,274

Expiration	Counterparty	Reference Debt Obligation	Notional Amount	Fixed Payments Made by the Fund	Frequency of Payments Made	Unrealized Loss

03/20/2012	Morgan Stanley	International Paper Co., 5.85%, 10/30/2012	$10,000,000	0.35%	Quarterly	$22,399

At January 31,2007,the Fund had the following open total return swap agreements outstanding:

Expiration	Notional Amount	Swap Description	Counterparty	Unrealized Gain (Loss)

05/01/2007	$40,000,000	Agreement dated 11/7/2006 to receive 30 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount. ☐	Lehman Brothers Holdings, Inc.	$(15,600)
06/01/2007	40,000,000	Agreement dated 11/15/2006 to receive 20 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount. ☐	Citigroup, Inc.	(18,933)
08/01/2007	40,000,000	Agreement dated 1/26/2007 to receive 7.5 basis points and to receive the positive spread return or pay the negative spread return on the Lehman Brothers CMBS AAA 8.5+yr Index which are multiplied by the notional amount. ☐	Lehman Brothers Holdings, Inc.	4,630

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $4,641,872,021. The gross unrealized appreciation and depreciation on securities based on tax cost was $24,310,299 and $49,076,812, respectively, with a net unrealized depreciation of $24,766,513.

9

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 3.4%
FNMA, 5.50%, 12/01/2034	$5,463,044	$5,385,191
GNMA, 5.50%, 12/15/2034 – 04/15/2036	31,721,810	31,425,865

Total Agency Commercial Mortgage-Backed Securities (cost $36,516,435)		36,811,056

CORPORATE BONDS 2.1%
FINANCIALS 2.1%
Capital Markets 1.5%
Goldman Sachs Group, Inc., 6.875%, 01/15/2011	15,345,000	16,202,862

Diversified Financial Services 0.6%
General Electric Capital Corp., 6.125%, 02/22/2011	6,220,000	6,416,055

Total Corporate Bonds (cost $22,614,037)		22,618,917

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 33.3%
CONSUMER DISCRETIONARY 1.1%
Auto Components 0.4%
TRW Automotive, Inc., 10.125%, 02/15/2013 EUR	2,724,000	3,888,857

Media 0.7%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	2,590,000	3,701,766
NTL Cable, 8.75%, 04/15/2014 EUR	3,160,000	4,429,092

		8,130,858

CONSUMER STAPLES 1.5%
Beverages 0.6%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	2,925,000	6,067,750

Food & Staples Retailing 0.1%
Koninklijke Ahold NV, 5.875%, 03/14/2012 EUR	1,000,000	1,365,319

Tobacco 0.8%
British American Tobacco plc, 5.75%, 12/09/2013 GBP	4,500,000	8,705,235

ENERGY 0.9%
Oil, Gas & Consumable Fuels 0.9%
Total Capital SA, 5.75%, 04/08/2011 AUD	6,000,000	4,501,488
Transco plc, 7.00%, 12/15/2008 AUD	6,500,000	5,053,544

		9,555,032

FINANCIALS 26.7%
Capital Markets 1.5%
Merrill Lynch & Co., Inc., 5.125%, 09/24/2010 GBP	4,500,000	8,635,869
Morgan Stanley, 5.375%, 11/14/2013 GBP	3,850,000	7,381,291

		16,017,160

Commercial Banks 9.0%
Australia & New Zealand Banking Group, Ltd., 6.50%, 01/25/2008 NZD	7,210,000	4,873,410
Bank Nederlandse Gemeenten, 5.50%, 07/20/2012 AUD	10,000,000	7,399,571
Eurofima, 5.50%, 09/15/2009 AUD	12,895,000	9,775,211
European Investment Bank:
2.91%, 08/16/2013 GBP	3,250,000	7,295,186
4.50%, 01/14/2013 GBP	3,558,000	6,636,156
5.75%, 09/15/2009 AUD	7,600,000	5,808,364
6.50%, 09/10/2014 NZD	12,200,000	8,077,040
6.75%, 11/17/2008 NZD	17,475,000	11,829,125
Kreditanstalt für Wiederaufbau:
4.95%, 10/14/2014 CAD	20,000,000	17,511,190
6.00%, 09/15/2009 AUD	2,200,000	1,688,010
Landwirtschaftliche Rentenbank:
4.30%, 01/24/2016 CAD	9,000,000	7,532,190
6.00%, 09/15/2009 AUD	10,240,000	7,852,955
Rabobank Australia, Ltd., 6.25%, 11/22/2011 NZD	2,914,000	1,923,632

		98,202,040

1

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) continued
FINANCIALS continued
Consumer Finance 2.0%
American Express Credit Corp., 5.625%, 08/18/2009 GBP	3,000,000	$5,848,757
HSBC Finance Corp., 7.00%, 03/27/2012 GBP	2,440,000	5,018,567
KfW International Finance, Inc., 6.25%, 12/17/2007 NZD	13,630,000	9,213,774
SLM Corp., 6.50%, 06/15/2010 NZD	2,500,000	1,648,163

		21,729,261

Diversified Financial Services 3.2%
GE Capital Australia Funding, 6.00%, 06/15/2011 AUD	3,000,000	2,260,776
General Electric Capital Corp.:
5.75%, 01/18/2011 AUD	12,000,000	8,992,295
6.125%, 05/17/2012 GBP	10,500,000	20,893,347
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	2,000,000	2,844,198

		34,990,616

Insurance 1.2%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	6,000,000	11,684,567
Travelers Insurance Co., 6.00%, 04/07/2009 AUD	2,000,000	1,527,272

		13,211,839

Thrifts & Mortgage Finance 9.8%
Nykredit, 5.00%, 10/01/2035 DKK	216,435,191	37,390,954
Realkredit Danmark, 4.00%, 10/01/2035 DKK	203,965,106	32,669,289
Totalkredit, FRN, 4.39%, 01/01/2015 DKK	208,446,352	36,892,677

		106,952,920

INDUSTRIALS 0.7%
Machinery 0.7%
Harsco Corp., 7.25%, 10/27/2010 GBP	2,500,000	5,098,573
Savcio Holdings, 8.00%, 02/15/2013 EUR	1,800,000	2,473,145

		7,571,718

INFORMATION TECHNOLOGY 0.3%
Office Electronics 0.3%
Xerox Corp., 9.75%, 01/15/2009 EUR	2,293,000	3,318,291

MATERIALS 0.7%
Chemicals 0.2%
BOC Group, 5.875%, 04/29/2009 GBP	1,187,000	2,318,936

Containers & Packaging 0.2%
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 EUR	1,500,000	2,009,735

Metals & Mining 0.3%
Anglo American plc, 5.125%, 12/15/2010 GBP	2,000,000	3,809,524

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.9%
France Telecom, 7.50%, 03/14/2011 GBP	4,000,000	8,311,902
Nordic Telephone Co., 8.25%, 05/01/2016 EUR	1,000,000	1,435,693

		9,747,595

UTILITIES 0.5%
Multi-Utilities 0.4%
Centrica plc, 5.875%, 11/02/2012 GBP	2,100,000	4,098,043

Water Utilities 0.1%
FG4 SA, 8.375%, 04/30/2015 EUR	1,000,000	1,482,912

Total Foreign Bonds-Corporate (Principal Amount Denominated in Currency Indicated) (cost $359,369,669)		363,173,641

2

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

FOREIGN BONDS – GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 53.9%
Australia, 5.25%, 03/15/2019 AUD	65,030,000	$47,428,189
Canada:
4.25%, 12/01/2021 – 12/01/2026 CAD	43,502,938	51,523,914
4.40%, 03/08/2016 CAD	19,415,000	16,389,512
4.60%, 09/15/2011 CAD	29,577,000	25,461,645
5.00%, 06/01/2014 CAD	45,940,000	40,952,651
Hong Kong, 4.23%, 03/21/2011 HKD	252,300,000	32,512,987
Hungary, 6.50%, 08/12/2008 HUF	6,372,000,000	31,542,434
Korea:
4.75%, 06/10/2009 KRW	17,692,000,000	18,673,713
5.25%, 09/10/2015 KRW	11,400,000,000	12,277,213
Mexico, 10.00%, 12/05/2024 MXN	297,360,000	32,075,973
New Zealand, 6.00%, 07/15/2008 NZD	21,085,000	14,310,478
Norway:
4.25%, 05/19/2017 NOK	244,370,000	38,212,727
5.00%, 05/15/2015 NOK	68,750,000	11,322,210
Poland, 4.25%, 05/24/2011 PLN	94,855,000	30,795,921
Singapore, 3.625%, 07/01/2014 SGD	47,590,000	31,977,437
Sweden:
3.00%, 07/12/2016 SEK	333,810,000	44,148,028
5.50%, 10/08/2012 SEK	389,930,000	60,134,343
Ukraine, 10.00%, 03/15/2007 EUR	56,016	73,427
United Kingdom:
1.27%, 11/22/2017 GBP	22,527,023	42,069,004
6.40%, 05/20/2009 GBP	963,000	4,780,100

Total Foreign Bonds-Government (Principal Amount Denominated in Currency Indicated) (cost $595,232,763)		586,661,906

YANKEE OBLIGATIONS – CORPORATE 0.5%
FINANCIALS 0.5%
Commercial Banks 0.5%
Bank of Moscow, 7.34%, 05/13/2013 (cost $5,167,949)	$5,000,000	5,230,800

U.S.TREASURY OBLIGATIONS 4.9%
U.S.Treasury Notes:
2.00%, 01/15/2016	30,477,300	29,504,647
4.625%, 11/15/2016	24,080,000	23,715,044

Total U.S. Treasury Obligations (cost $53,485,592)		53,219,691

	Shares	Value

SHORT-TERM INVESTMENTS 0.6%
MUTUAL FUND SHARES 0.6%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø (cost $6,525,830)	6,525,830	6,525,830

Total Investments (cost $1,078,912,275) 98.7%		1,074,241,841
Other Assets and Liabilities 1.3%		14,690,790

Net Assets 100.0%		$1,088,932,631

q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

3

EVERGREEN INTERNATIONAL BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)

Summary of Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GBP	Great British Pound
GNMA	Government National Mortgage Association
HKD	Hong Kong Dollar
HUF	Hungarian Forint
KRW	Republic of Korea Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

The following table shows the percent of total long-term investments by geographic location as of January 31, 2007:

United States	15.4%
Canada	14.4%
Denmark	10.1%
Sweden	9.7%
United Kingdom	7.5%
Australia	6.7%
Luxembourg	4.9%
Norway	4.6%
Germany	4.1%
Hong Kong	3.0%
Mexico	3.0%
Singapore	3.0%
Hungary	2.9%
South Korea	2.9%
Poland	2.9%
New Zealand	1.3%
France	1.3%
Cayman Islands	1.1%
Netherlands	0.7%
Bermuda	0.3%
South Africa	0.2%
100.0%

At January 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange for U.S. $	Unrealized Loss
02/28/2007	87,471,007 EUR	$113,932,077	$115,020,000	$1,087,923

Exchange Date	Contracts to Receive	U.S. Value at January 31, 2007	In Exchange for	U.S. Value at January 31, 2007	Unrealized Loss
03/01/2007	24,448,590 EUR	$31,845,949	6,362,012,000 HUF	$32,191,503	$345,554
03/08/2007	42,254,448 EUR	55,055,705	65,185,092 CAD	55,318,373	262,668

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,079,424,167. The gross unrealized appreciation and depreciation on securities based on tax cost was $11,912,703 and $17,095,029, respectively, with a net unrealized depreciation of $5,182,326.

4

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS 93.4%
CONSUMER DISCRETIONARY 22.9%
Auto Components 0.6%
American Axle & Manufacturing Holdings, Inc., 5.25%, 02/11/2014 ρ	$1,450,000	$1,250,625

Diversified Consumer Services 1.0%
Service Corporation International, 7.00%, 06/15/2017 ρ	1,975,000	1,965,125

Hotels, Restaurants & Leisure 6.3%
Festival Fun Parks, LLC, 10.875%, 04/15/2014	1,850,000	1,896,250
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	2,575,000	2,555,687
Las Vegas Sands Corp., 6.375%, 02/15/2015	1,945,000	1,901,238
MGM MIRAGE, 5.875%, 02/27/2014	2,325,000	2,168,063
Seneca Gaming Corp., 7.25%, 05/01/2012	2,215,000	2,231,612
Town Sports International, Inc., 9.625%, 04/15/2011	2,165,000	2,289,487

		13,042,337

Household Durables 0.7%
Hovnanian Enterprises, Inc., 6.50%, 01/15/2014	1,450,000	1,399,250

Media 6.9%
CSC Holdings, Inc., 7.625%, 04/01/2011	875,000	905,625
Lamar Media Corp., 6.625%, 08/15/2015 ρ	2,425,000	2,400,750
LIN TV Corp., 6.50%, 05/15/2013	2,825,000	2,740,250
Mediacom Broadband, LLC, 8.50%, 10/15/2015 144A	500,000	508,750
Mediacom Communications Corp., 9.50%, 01/15/2013 ρ	2,425,000	2,503,812
MediaNews Group, Inc., 6.375%, 04/01/2014	3,100,000	2,712,500
R.H. Donnelley Corp., 10.875%, 12/15/2012	1,400,000	1,529,500
Shaw Communications, Inc., Class B, 7.20%, 12/15/2011	1,000,000	1,045,000

		14,346,187

Multi-line Retail 0.8%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	1,575,000	1,732,500

Specialty Retail 3.8%
Central Garden & Pet Co., 9.125%, 02/01/2013	2,500,000	2,618,750
Payless ShoeSource, Inc., 8.25%, 08/01/2013	3,105,000	3,252,488
United Auto Group, Inc., 9.625%, 03/15/2012	1,875,000	1,978,125

		7,849,363

Textiles, Apparel & Luxury Goods 2.8%
Levi Strauss & Co., 9.75%, 01/15/2015	1,950,000	2,115,750
Oxford Industries, Inc., 8.875%, 06/01/2011	1,750,000	1,820,000
Warnaco Group, Inc., 8.875%, 06/15/2013	1,695,000	1,809,413

		5,745,163

CONSUMER STAPLES 5.6%
Food & Staples Retailing 3.2%
Alimentation Couche-Tard, Inc., 7.50%, 12/15/2013	950,000	971,375
Ingles Markets, Inc., 8.875%, 12/01/2011	1,410,000	1,478,737
Rite Aid Corp., 8.125%, 05/01/2010	1,780,000	1,828,950
SUPERVALU, Inc., 7.50%, 11/15/2014	2,300,000	2,408,006

		6,687,068

Food Products 2.0%
B&G Foods Holdings Corp., 8.00%, 10/01/2011	2,825,000	2,867,375
Del Monte Foods Co., 8.625%, 12/15/2012	1,098,000	1,163,880

		4,031,255

Household Products 0.4%
Church & Dwight Co., Inc., 6.00%, 12/15/2012	875,000	855,313

1

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
ENERGY 14.3%
Energy Equipment & Services 3.3%
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	$2,000,000	$1,903,600
Offshore Logistics, Inc., 6.125%, 06/15/2013	2,075,000	1,966,063
Parker Drilling Co., 9.625%, 10/01/2013	1,909,000	2,092,741
PHI, Inc., 7.125%, 04/15/2013	1,000,000	961,250

		6,923,654

Oil, Gas & Consumable Fuels 11.0%
Chesapeake Energy Corp., 6.875%, 01/15/2016 ρ	1,805,000	1,795,975
El Paso Production Holdings Co., 7.75%, 06/01/2013	1,190,000	1,237,600
Exco Resources, Inc., 7.25%, 01/15/2011	2,020,000	2,060,400
Ferrellgas Partners, LP, 6.75%, 05/01/2014	2,985,000	2,887,987
Forest Oil Corp., 7.75%, 05/01/2014	2,325,000	2,359,875
Frontier Oil Corp., 6.625%, 10/01/2011 ρ	1,300,000	1,290,250
Peabody Energy Corp., 6.875%, 03/15/2013	1,395,000	1,408,950
Sabine Pass LNG, LP, 7.25%, 11/30/2013 144A	2,000,000	1,967,500
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,375,000	2,392,812
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	1,025,000	1,033,969
Williams Cos., 7.125%, 09/01/2011	1,400,000	1,459,500
Williams Partners, LP, 7.25%, 02/01/2017 144A	2,750,000	2,839,375

		22,734,193

FINANCIALS 8.8%
Consumer Finance 3.3%
Ford Motor Credit Co., 5.70%, 01/15/2010	1,095,000	1,053,872
General Motors Acceptance Corp., 5.625%, 05/15/2009	1,075,000	1,064,521
NXP Funding, LLC, 7.875%, 10/15/2014 144A	2,000,000	2,075,000
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	2,825,000	2,669,625

		6,863,018

Diversified Financial Services 0.9%
Arch Western Finance, LLC, 6.75%, 07/01/2013 ρ	1,925,000	1,910,563

Insurance 1.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013	2,600,000	2,821,000

Real Estate Investment Trusts 3.2%
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	2,130,000	2,140,650
7.00%, 01/15/2016	1,150,000	1,155,750
Thornburg Mortgage, Inc., 8.00%, 05/15/2013	2,410,000	2,410,000
Ventas, Inc., 7.125%, 06/01/2015	925,000	959,687

		6,666,087

HEALTH CARE 2.8%
Health Care Providers & Services 2.8%
HCA, Inc., 9.25%, 11/15/2016 144A	1,675,000	1,783,875
Omnicare, Inc., 6.125%, 06/01/2013	2,275,000	2,184,000
Triad Hospitals, Inc., 7.00%, 11/15/2013	1,845,000	1,895,737

		5,863,612

INDUSTRIALS 9.0%
Aerospace & Defense 1.0%
Bombardier, Inc., 8.00%, 11/15/2014 144A	2,050,000	2,126,875

Commercial Services & Supplies 5.0%
Adesa, Inc., 7.625%, 06/15/2012	2,815,000	2,913,525
Allied Waste North America, Inc., 6.375%, 04/15/2011	1,495,000	1,485,656
Corrections Corporation of America, 6.25%, 03/15/2013	1,800,000	1,782,000
Geo Group, Inc., 8.25%, 07/15/2013	1,620,000	1,684,800
Mobile Mini, Inc., 9.50%, 07/01/2013	2,194,000	2,355,808

		10,221,789

2

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Machinery 0.7%
Manitowoc Co., 7.125%, 11/01/2013	$890,000	$896,675
Terex Corp., 7.375%, 01/15/2014 ρ	590,000	604,750

		1,501,425

Road & Rail 1.4%
Avis Budget Car Rental, LLC, 7.625%, 05/15/2014 144A	2,975,000	2,967,562

Trading Companies & Distributors 0.9%
Ashtead Group plc, 9.00%, 08/15/2016 ρ 144A	1,150,000	1,236,250
United Rentals, Inc., 6.50%, 02/15/2012 ρ	625,000	618,750

		1,855,000

INFORMATION TECHNOLOGY 3.7%
IT Services 3.0%
Iron Mountain, Inc., 8.625%, 04/01/2013	1,700,000	1,755,250
SunGard Data Systems, Inc., 4.875%, 01/15/2014	1,925,000	1,722,875
Unisys Corp., 8.00%, 10/15/2012 ρ	2,750,000	2,770,625

		6,248,750

Semiconductors & Semiconductor Equipment 0.7%
Freescale Semiconductor, 8.875%, 12/15/2014 144A	1,500,000	1,500,000

MATERIALS 12.7%
Chemicals 4.5%
Equistar Chemicals, LP, 10.625%, 05/01/2011	2,100,000	2,236,500
Lyondell Chemical Co., 10.50%, 06/01/2013	2,325,000	2,577,844
Scotts Co., 6.625%, 11/15/2013	1,325,000	1,395,384
Tronox Worldwide, LLC, 9.50%, 12/01/2012	2,000,000	2,130,000
Westlake Chemical Corp., 6.625%, 01/15/2016	1,025,000	1,009,625

		9,349,353

Containers & Packaging 2.1%
Crown Americas, Inc., 7.75%, 11/15/2015	2,325,000	2,418,000
Owens-Brockway Glass Containers, Inc., 6.75%, 12/01/2014 ρ	1,905,000	1,885,950

		4,303,950

Metals & Mining 1.3%
Freeport-McMoRan Copper & Gold, Inc., 6.875%, 02/01/2014 ρ	2,625,000	2,710,312

Paper & Forest Products 4.8%
Boise Cascade, LLC, 7.125%, 10/15/2014	2,825,000	2,768,500
Bowater, Inc., 6.50%, 06/15/2013 ρ	1,700,000	1,598,000
Buckeye Technologies, Inc., 8.50%, 10/01/2013	2,325,000	2,487,750
Glatfelter, 7.125%, 05/01/2016	200,000	202,500
Verso Paper Holdings, LLC:
9.125%, 08/01/2014 144A	1,550,000	1,635,250
11.375%, 08/01/2016 144A	1,250,000	1,331,250

		10,023,250

TELECOMMUNICATION SERVICES 4.6%
Diversified Telecommunication Services 3.3%
Citizens Communications Co., 7.875%, 01/15/2027 144A	2,500,000	2,543,750
Embarq Corp., 7.08%, 06/01/2016	1,735,000	1,765,865
Level 3 Communications, Inc., 6.375%, 10/15/2015	1,625,000	1,582,344
Qwest Communications International, Inc., 7.875%, 09/01/2011	930,000	992,775

		6,884,734

Wireless Telecommunication Services 1.3%
Rural Cellular Corp., 8.25%, 03/15/2012	2,455,000	2,571,613

3

EVERGREEN SELECT HIGH YIELD BOND FUND SCHEDULE OF INVESTMENTS continued

January 31, 2007 (unaudited)
	Principal Amount	Value

CORPORATE BONDS continued
UTILITIES 9.0%
Electric Utilities 5.0%
Aquila, Inc., 14.875%, 07/01/2012 ρ	$2,300,000	$3,047,500
El Paso Electric Co., 7.80%, 08/01/2031	1,750,000	1,876,875
Mirant North America, LLC, 7.375%, 12/31/2013 ρ	1,425,000	1,460,625
NRG Energy, Inc., 7.25%, 02/01/2014	2,425,000	2,437,125
Reliant Energy, Inc., 6.75%, 12/15/2014	1,500,000	1,485,000

		10,307,125

Gas Utilities 1.1%
SEMCO Energy, Inc., 7.75%, 05/15/2013	2,125,000	2,169,521

Independent Power Producers & Energy Traders 2.9%
AES Corp., 7.75%, 03/01/2014 ρ	1,150,000	1,216,125
Dynegy, Inc., 8.375%, 05/01/2016	1,325,000	1,407,813
Tenaska, Inc., 7.00%, 06/30/2021 144A	3,412,209	3,434,893

		6,058,831

Total Corporate Bonds (cost $191,687,882)		193,486,403

YANKEE OBLIGATIONS-CORPORATE 4.9%
CONSUMER DISCRETIONARY 1.6%
Media 1.6%
National Cable plc, 9.125%, 08/15/2016	965,000	1,025,312
Rogers Cable, Inc., 5.50%, 03/15/2014	2,325,000	2,234,997

		3,260,309

MATERIALS 2.8%
Chemicals 1.2%
NOVA Chemicals Corp., 6.50%, 01/15/2012	2,625,000	2,493,750

Metals & Mining 0.9%
Novelis, Inc., FRN, 7.25%, 02/15/2015 ρ	1,715,000	1,766,450

Paper & Forest Products 0.7%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015 ρ	1,575,000	1,539,562

TELECOMMUNICATION SERVICES 0.5%
Wireless Telecommunication Services 0.5%
Intelsat, Ltd., 9.25%, 06/15/2016 144A ρ	1,025,000	1,130,063

Total Yankee Obligations-Corporate (cost $10,139,445)		10,190,134

SHORT-TERM INVESTMENTS 11.3%
REPURCHASE AGREEMENT 11.3%
Bank of America Corp., 5.33%, dated 1/31/2007, maturing 2/1/2007; maturity value $23,440,229 ^ ρρ
(cost $23,436,758)	23,436,758	23,436,758

Total Investments (cost $225,264,085) 109.6%		227,113,295
Other Assets and Liabilities (9.6%)		(19,932,912)

Net Assets 100.0%		$207,180,383

ρ	All or a portion of this security is on loan.
144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.

^	Collateralized by U.S. Government Agency Obligations at period end.
ρρ	Represents investment of cash collateral received from securities on loan.

Summary of Abbreviations

FRN	Floating Rate Note

On January 31, 2007, the aggregate cost of securities for federal income tax purposes was $225,283,695. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,110,645 and $2,281,045, respectively, with a net unrealized appreciation of $1,829,600.

4

Item 2 - Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 - Exhibits File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)	Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dennis H. Ferro
        Dennis H. Ferro,
        Principal Executive Officer

Date: March 30, 2007

By: /s/ Kasey Phillips
        Kasey Phillips
        Principal Financial Officer

Date: March 30, 2007